UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07502

BNY Mellon International Securities Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/2020

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon Emerging Markets Securities Fund

SEMIANNUAL REPORT November 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2020 through November 30, 2020, as provided by Julianne D. McHugh and Chris Yao, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended November 30, 2020, the BNY Mellon Emerging Markets Securities Fund Class A shares produced a total return of 27.50%, Class C shares returned 26.97%, Class I shares returned 27.65% and Class Y shares returned 27.70%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), had a 31.14% total return for the same period.2

Emerging-market equities gained ground over the reporting period, due in part to supportive central bank policies and an economic resurgence in China and South Korea, as both countries moved to contain the spread of COVID-19. The fund underperformed the Index, due to security selection within the consumer discretionary, health care and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stock of companies organized, or with a majority of assets or business, in emerging-market countries. In selecting stocks, we identify potential investments through extensive quantitative and fundamental research, using a value-oriented, research-driven approach. Emphasizing individual stock selection rather than economic and industry trends, we focus on value, business health and business momentum. The fund considers emerging-market countries to be generally all countries represented by the Index.

COVID-19 and Central Banks Influence Markets

Emerging-market equities generally rallied for the six-month period. Prior to the start of the period, an unprecedented amount of stimulus and financial support was briskly deployed by global central banks and governments. This helped to buoy investor confidence and support security valuations. Investors began to anticipate a move toward economic normalization, as lockdown measures eased, and the number of COVID-19 cases fell across much of the world during the summer of 2020. However, the recovery was company and sector specific, as several industries that remained affected by COVID-19 prevention procedures did not fully participate.

In September 2020, volatility crept back into developed equity markets as increasing COVID-19 infection rates began to concern investors. However, this resurgence in volatility did not affect many emerging-market countries. Places such as China and South Korea, which experienced widespread COVID-19 infection earlier than many other countries, led emerging-market equity valuations higher. Investors in companies based in these countries were not deterred by the possibility of a second wave of virus-related shutdowns, because these countries had been effective in containing the spread of COVID-19 and had experienced a more sustained resurgence in economic activity than many other areas of the world. Emerging-market indices generally outperformed their developed market counterparts in September and October 2020 and continued to move upward the final month of the period.

Fund Results Driven by Security Selection

Selection decisions among consumer discretionary, health care and energy companies, as well as corporations based in China and Brazil, constrained relative results. China-based materials company Anhui Conch Cement was a top detractor from portfolio performance. The cement company saw reduced demand for its products the first half of the calendar year due to decreased construction activity stemming from the pandemic. This affected revenue for their first, second and third quarter reporting. The potential for higher regulation of property developers has also weighed on investor sentiment. Brazil-based meat producer Minerva also provided a headwind to results. The stock fell precipitously due to decreased production volumes due to lockdowns. The company has experienced increased costs associated with COVID-19 safety procedures, which have compressed margins. Within the energy sector, a position in Russia-based oil producer Lukoil was among the top detractors from relative results. Oil prices struggled during the period due to decreased gasoline demand. Gasoline demand fell due to pandemic-related lockdown restrictions, which led to less travel and many people working from home.

Conversely, relative results were helped during the period by security selection within the communication services sector. An underweight to the struggling financials sector, as well as stock selection within the sector, also provided a tailwind. An overweight to information technology was also beneficial, as was stock selection. Within the information technology sector, a position in Taiwan Semiconductor Manufacturing was helpful. The company saw increased demand for its products over the period, providing chips and components for companies such as Intel and Tesla. Elsewhere in the market, South Africa-based materials company Sibanye Stillwater was also a top performing position. The mining company has been deleveraging its balance sheet and has seen improved operating results. In addition, integration of Stillwater after its acquisition several years ago continues to benefit the business. China-based spirits producer Wuliangye Yibin also bolstered returns. Demand for alcoholic beverages increased during the lockdown, boosting demand for the company’s products. Management has also been targeting a more upscale product mix with new products and recent acquisitions. Investors have responded favorably to these changes.

Reasons for Positivity Amid the Uncertainty

Emerging-market securities have generally lagged their U.S. and EAFE counterparts for the past five years. Prior to the COVID-19 pandemic, their valuations and earnings bases were far more depressed than the aforementioned developed markets, giving them relatively more room to run if the opportunity presented itself. Relating to pandemic timing, China was early in and early out relative to the rest of the globe. Its economic indicators recovered before other countries’ indicators, helping its stock prices to rebound. As of the time of this writing, China also has a viable vaccine, increasing the potential for efficient and prompt distribution around the globe. Another positive for emerging-market security prices is the weakening

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

U.S. dollar. Lastly, many emerging-market countries exhibit strong balance sheets, which fortifies their ability to participate in a global recovery.

December 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through September 30, 2021, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

From time to time, the fund’s investments may be concentrated in issuers located in China and, therefore, at such times, the fund may be particularly exposed to the economy, industries, securities and currency markets of China, which may be adversely affected by protectionist trade policies, slow economic activity in other Asian countries or worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. China remains a totalitarian country with continuing risk of nationalization, expropriation or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. China’s economy may be dependent on the economies of other Asian countries, many of which are developing countries. Each of these risks could increase the fund’s volatility.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Emerging Markets Securities Fund from June 1, 2020 to November 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$11.41	$15.65	$9.99	$9.99
Ending value (after expenses)	$1,275.00	$1,269.70	$1,276.50	$1,277.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$10.10	$13.87	$8.85	$8.85
Ending value (after expenses)	$1,015.04	$1,011.28	$1,016.29	$1,016.29

†Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C, 1.75% for Class I and 1.75% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.5%
Brazil - 2.6%
Banco do Brasil	66,900		426,070
BRF	137,900	[a]	561,392
EDP - Energias do Brasil	161,800		565,367
Minerva	277,100		518,780
			2,071,609
China - 39.6%
Agile Group Holdings	282,000		407,480
Agricultural Bank of China, Cl. H	1,481,000		561,748
Alibaba Group Holding, ADR	25,195	[a]	6,635,355
Anhui Conch Cement, Cl. H	120,500		771,096
China Construction Bank, Cl. H	2,308,399		1,810,731
China Medical System Holdings	289,000		295,299
China Minsheng Banking, Cl. H	628,000		346,771
China Shenhua Energy, Cl. H	424,000		819,440
China Yangtze Power, Cl. A	187,100		571,630
CNOOC, ADR	5,511		544,101
ENN Energy Holdings	97,000	[a]	1,285,232
Meituan, Cl. B	57,600	[a]	2,155,063
Midea Group, Cl. A	41,000		540,982
New China Life Insurance, Cl. H	127,700		536,267
PICC Property & Casualty, Cl. H	486,000		401,288
Ping An Insurance Group Company of China, Cl. H	138,500		1,626,038
Shanghai Pharmaceuticals Holding, Cl. H	322,100		545,210
Sinotruk Hong Kong	155,500		385,989
Tencent Holdings	124,150	[a]	9,017,675
Times China Holdings	301,000	[a]	441,148
Tingyi Cayman Islands Holding	208,000		351,003
Weichai Power, Cl. H	199,000		406,162
Wuliangye Yibin, Cl. A	36,700		1,416,213
			31,871,921
Hong Kong - .9%
China Overseas Land & Investment	89,000		216,556
China Unicom Hong Kong	884,000		531,469
			748,025
Hungary - .7%
Richter Gedeon	24,393		577,937
India - 7.3%
ACC	38,007	[a]	875,062
Adani Ports & Special Economic Zone	116,473	[a]	647,271
Amara Raja Batteries	40,347	[a]	515,831

Description	Shares		Value ($)
Common Stocks - 94.5% (continued)
India - 7.3% (continued)
Chennai Super Kings Cricket	5,440,206	[a,b]	0
HCL Technologies	33,269		369,320
Hero MotoCorp	11,194		469,919
Housing Development Finance	17,064		519,884
Infosys	29,393		436,591
Petronet LNG	144,827		491,353
REC	254,036		416,611
Shriram Transport Finance	48,633		702,804
UPL	71,192		401,545
			5,846,191
Indonesia - .5%
Indofood Sukses Makmur	862,300		433,593
Malaysia - .9%
MISC	244,500		407,500
Top Glove	184,000		321,571
			729,071
Mexico - 2.1%
America Movil, ADR, Cl. L	41,876		623,534
Gruma, Cl. B	47,330		523,153
Grupo Financiero Banorte, Cl. O	115,300	[a]	574,097
			1,720,784
Philippines - .7%
International Container Terminal Services	238,310	[a]	578,923
Russia - 3.4%
Lukoil	18,204	[c]	1,199,808
Sberbank of Russia	321,855	[c]	1,052,646
X5 Retail Group, GDR	13,176		473,018
			2,725,472
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets	11,978		406,229
Jarir Marketing	9,380		440,164
			846,393
South Africa - 3.4%
Impala Platinum Holdings	65,844		691,848
Mediclinic International	134,629	[a]	500,392
Sibanye Stillwater	467,138		1,553,482
			2,745,722
South Korea - 11.4%
DB Insurance	9,712	[a]	386,181
Hana Financial Group	15,765		482,260
Hyundai Mobis	6,824	[a]	1,504,727
KB Financial Group	15,721	[a]	644,297

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 94.5% (continued)
South Korea - 11.4% (continued)
Korea Investment Holdings		7,569	[a]	506,857
LG Electronics		9,256	[a]	715,185
POSCO, ADR		13,450		717,423
Samsung Electronics		60,489		3,646,122
Shinhan Financial Group		20,504	[a]	596,655
				9,199,707
Taiwan - 16.6%
Chailease Holding		383,445		2,098,673
Chicony Electronics		215,000	[a]	644,189
MediaTek		81,000		2,000,667
Taiwan Semiconductor Manufacturing		509,638		8,591,564
				13,335,093
Thailand - 1.1%
Advanced Info Service		75,500		438,025
Thanachart Capital		355,100		399,121
				837,146
Turkey - 1.5%
BIM Birlesik Magazalar		66,894		598,795
Eregli Demir ve Celik Fabrikalari		454,244		638,962
				1,237,757
United Arab Emirates - .7%
Dubai Islamic Bank		433,953	[a]	529,276
Total Common Stocks (cost $53,794,211)				76,034,620

Exchange-Traded Funds - 3.3%
United States - 3.3%
iShares MSCI Emerging Markets ETF (cost $2,559,256)		53,720		2,617,776
	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Brazil - .7%
Banco do Estado do Rio Grande do Sul, Cl. B (cost $663,475)	3.81	229,500		570,601

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $333,042)	0.10	333,042	[d]	333,042
Total Investments (cost $57,349,984)		98.9%		79,556,039
Cash and Receivables (Net)		1.1%		872,073
Net Assets		100.0%		80,428,112

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Non-income producing security.

b The fund held Level 3 securities at November 30, 2020, these securities were valued at $0 or .0% of net assets.

c The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At November 30, 2020, the value of these securities amounted to $2,252,454 or 2.8% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Semiconductors & Semiconductor Equipment	13.2
Retailing	11.5
Media & Entertainment	11.2
Banks	10.6
Materials	7.0
Technology Hardware & Equipment	5.3
Food, Beverage & Tobacco	4.7
Diversified Financials	4.6
Energy	3.8
Investment Companies	3.7
Insurance	3.7
Utilities	3.0
Automobiles & Components	2.5
Transportation	2.0
Telecommunication Services	2.0
Food & Staples Retailing	1.8
Health Care Equipment & Services	1.7
Capital Goods	1.6
Consumer Durables & Apparel	1.6
Real Estate	1.3
Pharmaceuticals Biotechnology & Life Sciences	1.1
Software & Services	1.0
98.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 5/31/20 ($)	Purchases ($)†	Sales ($)	Value 11/30/20 ($)	Net Assets(%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	-	6,813,781	(6,480,739)	333,042.4		129
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	172,571		(172,571)	-	-	6††
Total	-	6,813,781	(6,653,310)	333,042.4		135

† Included reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS November 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
UBS Securities
United States Dollar	522,522	Polish Zloty	1,950,000	12/1/2020	2,990
Gross Unrealized Appreciation					2,990

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	57,016,942	79,222,997
Affiliated issuers	333,042	333,042
Cash denominated in foreign currency	1,002,962	1,003,647
Dividends receivable		39,113
Tax reclaim receivable		16,660
Receivable for shares of Common Stock subscribed		6,256
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		2,990
Prepaid expenses		37,924
		80,662,629
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		125,334
Cash overdraft due to Custodian		3,871
Payable for shares of Common Stock redeemed		16,882
Directors’ fees and expenses payable		1,693
Interest payable—Note 2		325
Other accrued expenses		86,412
		234,517
Net Assets ($)		80,428,112
Composition of Net Assets ($):
Paid-in capital		362,937,682
Total distributable earnings (loss)		(282,509,570)
Net Assets ($)		80,428,112

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	35,133,188	1,317,631	17,750,082	26,227,211
Shares Outstanding	3,129,650	120,066	1,537,374	2,330,631
Net Asset Value Per Share ($)	11.23	10.97	11.55	11.25

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $160,291 foreign taxes withheld at source):
Unaffiliated issuers	1,166,990
Affiliated issuers	129
Income from securities lending—Note 1(c)	6
Total Income	1,167,125
Expenses:
Management fee—Note 3(a)	491,752
Shareholder servicing costs—Note 3(c)	96,456
Professional fees	65,870
Custodian fees—Note 3(c)	56,491
Registration fees	34,135
Prospectus and shareholders’ reports	12,071
Chief Compliance Officer fees—Note 3(c)	5,923
Distribution fees—Note 3(b)	4,962
Directors’ fees and expenses—Note 3(d)	3,545
Loan commitment fees—Note 2	1,690
Interest expense—Note 2	356
Miscellaneous	11,661
Total Expenses	784,912
Less—reduction in expenses due to undertaking—Note 3(a)	(47,193)
Net Expenses	737,719
Investment Income—Net	429,406
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(44,500)
Net realized gain (loss) on forward foreign currency exchange contracts	(12,036)
Net Realized Gain (Loss)	(56,536)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	18,549,497
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,990
Net Change in Unrealized Appreciation (Depreciation)	18,552,487
Net Realized and Unrealized Gain (Loss) on Investments	18,495,951
Net Increase in Net Assets Resulting from Operations	18,925,357

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Operations ($):
Investment income—net	429,406	1,260,392
Net realized gain (loss) on investments	(56,536)	(3,391,440)
Net change in unrealized appreciation (depreciation) on investments	18,552,487	(2,949,667)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,925,357	(5,080,715)
Distributions ($):
Distributions to shareholders:
Class A	-	(441,583)
Class I	-	(255,941)
Class Y	-	(602,528)
Total Distributions	-	(1,300,052)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	739,211	3,532,243
Class C	2,662	7,825
Class I	344,242	1,588,673
Class Y	1,293,388	516,744
Distributions reinvested:
Class A	-	405,447
Class I	-	254,085
Class Y	-	593,614
Cost of shares redeemed:
Class A	(4,266,667)	(10,205,402)
Class C	(328,425)	(1,343,953)
Class I	(1,606,260)	(5,453,165)
Class Y	(7,735,798)	(11,504,604)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,557,647)	(21,608,493)
Total Increase (Decrease) in Net Assets	7,367,710	(27,989,260)
Net Assets ($):
Beginning of Period	73,060,402	101,049,662
End of Period	80,428,112	73,060,402

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Capital Share Transactions (Shares):
Class Aa
Shares sold	70,781	389,629
Shares issued for distributions reinvested	-	37,265
Shares redeemed	(421,279)	(1,094,205)
Net Increase (Decrease) in Shares Outstanding	(350,498)	(667,311)
Class Ca
Shares sold	270	811
Shares redeemed	(33,225)	(143,564)
Net Increase (Decrease) in Shares Outstanding	(32,955)	(142,753)
Class I
Shares sold	32,344	164,797
Shares issued for distributions reinvested	-	22,768
Shares redeemed	(152,345)	(554,134)
Net Increase (Decrease) in Shares Outstanding	(120,001)	(366,569)
Class Y
Shares sold	114,398	51,229
Shares issued for distributions reinvested	-	54,560
Shares redeemed	(747,047)	(1,313,280)
Net Increase (Decrease) in Shares Outstanding	(632,649)	(1,207,491)

[a]During the period ended November 30, 2020, 160 Class C shares representing $1,605 were automatically converted to 157 Class A shares and during the period ended May 31, 2020, 507 Class C shares representing $4,204 were automatically converted to 498 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2020		Year Ended May 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	8.80	9.45	10.59	10.32	7.82	9.88
Investment Operations:
Investment income—net[a]	.05	.11	.07	.07	.07	.08
Net realized and unrealized gain (loss) on investments	2.38	(.65)	(1.18)	.31	2.49	(2.02)
Total from Investment Operations	2.43	(.54)	(1.11)	.38	2.56	(1.94)
Distributions:
Dividends from investment income-net	-	(.11)	(.03)	(.11)	(.07)	(.19)
Payment by affiliate	-	-	-	.00[b]	.01	.07
Net asset value, end of period	11.23	8.80	9.45	10.59	10.32	7.82
Total Return (%)[c]	27.50[d]	(5.90)	(10.43)	3.70[e]	32.83[e]	(18.91)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.20[f]	2.10	2.05	1.98	2.11	2.20
Ratio of net expenses to average net assets	2.00[f]	2.00	2.00	1.98	1.83	2.00
Ratio of net investment income to average net assets	.93[f]	1.15	.75	.66	.72	1.02
Portfolio Turnover Rate	25.19[d]	56.88	107.25	72.11	80.10	80.11
Net Assets, end of period ($ x 1,000)	35,133	30,636	39,201	52,269	59,634	54,529

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Payment by affiliate had no impact on total return for 2018. The total return would have been 32.70% for 2017 and (19.63%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

f Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2020		Year Ended May 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	8.64	9.25	10.40	10.11	7.66	9.65
Investment Operations:
Investment income (loss)—net[a]	.02	.06	.01	(.01)	(.00)[b]	.03
Net realized and unrealized gain (loss) on investments	2.31	(.67)	(1.16)	.30	2.44	(1.99)
Total from Investment Operations	2.33	(.61)	(1.15)	.29	2.44	(1.96)
Distributions:
Dividends from investment income-net	-	-	-	-	(.00)[b]	(.10)
Payment by affiliate	-	-	-	.00[b]	.01	.07
Net asset value, end of period	10.97	8.64	9.25	10.40	10.11	7.66
Total Return (%)[c]	26.97[d]	(6.60)	(11.06)	2.87[e]	32.00[e]	(19.57)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.06[f]	2.95	2.82	2.73	2.89	2.90
Ratio of net expenses to average net assets	2.75[f]	2.75	2.75	2.73	2.60	2.70
Ratio of net investment income (loss) to average net assets	.32[f]	.61	.08	(.08)	(.03)	.35
Portfolio Turnover Rate	25.19[d]	56.88	107.25	72.11	80.10	80.11
Net Assets, end of period ($ x 1,000)	1,318	1,322	2,735	4,681	6,671	6,647

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Payment by affiliate had no impact on total return for 2018. The total return would have been 31.87% for 2017 and (20.20%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2020		Year Ended May 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	9.04	9.71	10.89	10.60	8.03	9.90
Investment Operations:
Investment income—net[a]	.06	.14	.10	.10	.08	.12
Net realized and unrealized gain (loss) on investments	2.45	(.67)	(1.21)	.32	2.57	(2.05)
Total from Investment Operations	2.51	(.53)	(1.11)	.42	2.65	(1.93)
Distributions:
Dividends from investment income-net	-	(.14)	(.07)	(.13)	(.09)	(.01)
Payment by affiliate	-	-	-	.00[b]	.01	.07
Net asset value, end of period	11.55	9.04	9.71	10.89	10.60	8.03
Total Return (%)	27.65[c]	(5.62)	(10.28)	3.92[d]	33.37[d]	(18.81)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.89[e]	1.83	1.76	1.72	1.90	1.76
Ratio of net expenses to average net assets	1.75[e]	1.75	1.75	1.72	1.59	1.56
Ratio of net investment income to average net assets	1.17[e]	1.41	1.01	.91	.83	1.44
Portfolio Turnover Rate	25.19[c]	56.88	107.25	72.11	80.10	80.11
Net Assets, end of period ($ x 1,000)	17,750	14,987	19,643	27,907	34,247	24,495

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Payment by affiliate had no impact on total return for 2018. The total return would have been 33.24% for 2017 and (19.51%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

e Annualized.

See notes to financial statements.

	Six Months Ended
	November 30, 2020	Year Ended May 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	8.81	9.46	10.62	10.34	7.84	9.90
Investment Operations:
Investment income—net[a]	.07	.15	.11	.12	.10	.13
Net realized and unrealized gain (loss) on investments	2.37	(.65)	(1.18)	.30	2.50	(2.04)
Total from Investment Operations	2.44	(.50)	(1.07)	.42	2.60	(1.91)
Distributions:
Dividends from investment income-net	-	(.15)	(.09)	(.14)	(.11)	(.22)
Payment by affiliate	-	-	-	.00[b]	.01	.07
Net asset value, end of period	11.25	8.81	9.46	10.62	10.34	7.84
Total Return (%)	27.70[c]	(5.57)	(10.09)	4.03[d]	33.49[d]	(18.50)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.75[e]	1.67	1.61	1.58	1.78	1.68
Ratio of net expenses to average net assets	1.75[e]	1.67	1.61	1.57	1.42	1.48
Ratio of net investment income to average net assets	1.28[e]	1.48	1.08	1.07	1.14	1.59
Portfolio Turnover Rate	25.19[c]	56.88	107.25	72.11	80.10	80.11
Net Assets, end of period ($ x 1,000)	26,227	26,115	39,470	45,810	50,538	34,113

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Payment by affiliate had no impact on total return for 2018. The total return would have been 33.36% for 2017 and (19.23%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Emerging Markets Securities Fund (the “fund”) is the sole series of BNY Mellon International Securities Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized) and Class Y (150 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company's Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2-Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	73,782,166	2,252,454††	0	76,034,620
Equity Securities- Preferred Stocks	570,601	–	–	570,601
Exchanged-Traded Funds	2,617,776	–	–	2,617,776
Investment Companies	333,042	–	–	333,042
Other Financial Instruments;
Forward Foreign Currency Exchange Contracts†††	-	2,990	–	2,990

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities- Foreign Common Stock($)
Balance as of 5/31/2020	0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/ issuances	-
Sales/ dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 11/30/2020†	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 11/30/2020	-

† Securities deemed as Level 3 have been determined to be worthless causing a lack of significant unobservable inputs by managements own assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of November 30, 2020, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2020, The Bank of New York Mellon earned $1 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At November 30, 2020, BNY Mellon Diversified International Fund, an affiliate of the fund, held 2,306,944 Class Y shares representing approximately 32.27% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund follows an investment policy of investing primarily in emerging market countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

countries and to be more volatile than the performance of more geographically diversified funds.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $304,813,841 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2020. The fund has $26,819,537 of short-term capital losses and $277,994,304 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2020 was as follows: ordinary income $1,300,052. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2020 was approximately $57,377 with a related weighted average annualized interest rate of 1.24%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed from June 1, 2020 until September 30, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75% of the value of the fund’s average daily net assets. On or after September 30, 2021, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $47,193 during the period ended November 30, 2020.

During the period ended November 30, 2020, the Distributor retained $78 from commissions earned on sales of the fund’s Class A shares.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2020, Class C shares were charged $4,962 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2020, Class A and Class C shares were charged $42,189 and $1,654, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2020, the fund was charged $8,452 for transfer agency services offset of any earnings credits, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

During the period ended November 30, 2020, the fund was charged $56,491 pursuant to the custody agreement.

During the period ended November 30, 2020, the fund was charged $5,923 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $83,381, Distribution Plan fees of $819, Shareholder Services Plan fees of $7,519, custodian fees of $40,000, Chief Compliance Officer fees of $1,935 and transfer agency fees of $3,521, which are offset against an expense reimbursement currently in effect in the amount of $11,841.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended November 30, 2020, redemption fees charged and retained by the fund amounted to $96.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended November 30, 2020, amounted to $19,162,133 and $31,303,641, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended November 30, 2020 is discussed below.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at November 30, 2020 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2020:

Average Market Value ($)
Forward contracts	92,646

At November 30, 2020, accumulated net unrealized appreciation on investments was $22,209,045, consisting of $25,871,032 gross unrealized appreciation and $3,661,987 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Emerging Markets Securities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DRFMX Class C: DCPEX Class I: DRPEX Class Y: DYPEX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0327SA1120

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon International Securities Funds, Inc.

By:         /s/ David DiPetrillo

                David DiPetrillo

                President (Principal Executive Officer)

Date:      January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ David DiPetrillo

                David DiPetrillo

                President (Principal Executive Officer)

Date:      January 26, 2021

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      January 26, 2021

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)